Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	August 2012
Distribution Date	09/17/12
Transaction Month	2
30/360 Days	30
Actual/360 Days	33

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	June 30, 2012
Closing Date:	July 19, 2012

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,523,858,247.26	85,474	4.43%	53.55
Original Adj. Pool Balance:	$1,495,601,319.13

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$341,000,000.00	22.377%	0.29286%	July 15, 2013
Class A-2 Notes	Fixed	$390,000,000.00	25.593%	0.54000%	January 15, 2015
Class A-3 Notes	Fixed	$469,000,000.00	30.777%	0.62000%	September 15, 2016
Class A-4 Notes	Fixed	$181,940,000.00	11.939%	0.81000%	March 15, 2018
Class B Notes	Fixed	$27,670,000.00	1.816%	1.39000%	March 15, 2018
Class C Notes	Fixed	$42,620,000.00	2.797%	1.95000%	October 15, 2018
Total Securities		$1,452,230,000.00	95.300%

Overcollateralization		$43,371,319.13	2.846%
YSOA		$28,256,928.13	1.854%
Total Original Pool Balance		$1,523,858,247.26	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$289,213,359.24	0.8481330	$235,992,469.28	0.6920600	$53,220,889.96
Class A-2 Notes	$390,000,000.00	1.0000000	$390,000,000.00	1.0000000	$-
Class A-3 Notes	$469,000,000.00	1.0000000	$469,000,000.00	1.0000000	$-
Class A-4 Notes	$181,940,000.00	1.0000000	$181,940,000.00	1.0000000	$-
Class B Notes	$27,670,000.00	1.0000000	$27,670,000.00	1.0000000	$-
Class C Notes	$42,620,000.00	1.0000000	$42,620,000.00	1.0000000	$-
Total Securities	$1,400,443,359.24	0.9643399	$1,347,222,469.28	0.9276922	$53,220,889.96

Weighted Avg. Coupon (WAC)	4.44%		4.44%
Weighted Avg. Remaining Maturity (WARM)	52.67		51.77
Pool Receivables Balance	$1,475,641,052.77		$1,426,026,384.84
Remaining Number of Receivables	84,382		83,163

Adjusted Pool Balance	$1,448,659,499.18		$1,400,289,661.53

III. COLLECTIONS

Principal:
Principal Collections	$49,403,242.28
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$147,780.35
Total Principal Collections	$49,551,022.63

Interest:
Interest Collections	$5,618,126.61
Late Fees & Other Charges	$61,933.21
Interest on Repurchase Principal	$-
Total Interest Collections	$5,680,059.82

Collection Account Interest	$6,439.57
Reserve Account Interest	$1,017.12
Servicer Advances	$-

Total Collections	$55,238,539.14

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Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	August 2012
Distribution Date	09/17/12
Transaction Month	2
30/360 Days	30
Actual/360 Days	33

IV. DISTRIBUTIONS

Total Collections	$55,238,539.14
Reserve Account Available	$7,478,006.60
Total Available for Distribution	$62,716,545.74

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$1,229,700.88		$1,229,700.88	$1,229,700.88
Collection Account Interest					$6,439.57
Late Fees & Other Charges					$61,933.21
Total due to Servicer					$1,298,073.66

2. Class A Noteholders Interest:
Class A-1 Notes		$77,640.77		$77,640.77
Class A-2 Notes		$175,500.00		$175,500.00
Class A-3 Notes		$242,316.67		$242,316.67
Class A-4 Notes		$122,809.50		$122,809.50

Total Class A interest:		$618,266.94		$618,266.94	$618,266.94

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$32,051.08		$32,051.08	$32,051.08

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$69,257.50		$69,257.50	$69,257.50

Available Funds Remaining:					$53,220,889.96

Reserve Account Release					$-
Reserve Account Draw					$-

7. Regular Principal Distribution Amount:					$53,220,889.96

		Distributable Amount		Paid Amount
Class A-1 Notes				$53,220,889.96
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$56,165,284.17		$53,220,889.96
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal				$53,220,889.96

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					0.00

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$26,981,553.59
Beginning Period Amount	$26,981,553.59
Current Period Amortization	$1,244,830.28
Ending Period Required Amount	$25,736,723.31
Ending Period Amount	$25,736,723.31
Next Distribution Date Amount	$24,522,601.68

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$7,478,006.60
Beginning Period Amount	$7,478,006.60
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$7,478,006.60
Ending Period Amount	$7,478,006.60

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Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	August 2012
Distribution Date	09/17/12
Transaction Month	2
30/360 Days	30
Actual/360 Days	33

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$48,216,139.94	$53,067,192.25	$56,011,586.46
Overcollateralization as a % of Original Adjusted Pool	3.22%	3.55%	3.75%
Overcollateralization as a % of Current Adjusted Pool	3.33%	3.79%	4.00%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	99.48%	82,730	99.35%	$1,416,800,598.91
30 - 60 Days	0.46%	385	0.58%	$8,229,188.99
61 - 90 Days	0.06%	47	0.07%	$971,613.47
91 + Days	0.00%	1	0.00%	$24,983.47
		83,163		$1,426,026,384.84
Total
Delinquent Receivables 61 + days past due	0.06%	48	0.07%	$996,596.94
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.00%	3	0.00%	$53,175.48
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.00%	0	0.00%	$-
Three-Month Average Delinquency Ratio	0.02%		0.02%

Repossession in Current Period		21		$489,238.57
Repossession Inventory		24		$489,238.57

Charge-Offs
Gross Principal of Charge-Off for Current Period				$211,425.65
Recoveries				$(147,780.35)
Net Charge-offs for Current Period				$63,645.30

Beginning Pool Balance for Current Period				$1,475,641,052.77

Net Loss Ratio				0.05%
Net Loss Ratio for 1st Preceding Collection Period				0.01%
Net Loss Ratio for 2nd Preceding Collection Period				0.00%
Three-Month Average Net Loss Ratio for Current Period				0.02%

Cumulative Net Losses for All Periods				$71,266.55
Cumulative Net Losses as a % of Initial Pool Balance				0.00%

Principal Balance of Extensions				$6,056,071.66
Number of Extensions				281

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